Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
7. Regulatory Assets and Liabilities
Regulatory Assets
As at December 31 December 31
millions of Canadian dollars

2021 2020
Regulatory assets
Deferred income tax regulatory assets $

1,045 $

887
Tampa

Electric capital cost recovery for early retired assets

657 -
Pension and post-retirement medical plan

291

394
Regulated fuel adjustment mechanism

145 -
NMGC winter event gas cost recovery

117 -
Cost recovery clauses

114

49
Storm restoration regulatory asset

35

41
Environmental remediations

27

28
Stranded cost recovery

26

26
Deferrals related to derivative instruments

23

65
Demand side management ("DSM") deferral

10

15
Unamortized defeasance costs

10

13
Other

66

66
$

2,566 $

1,584
Current $

253 $

165
Long-term

2,313

1,419
Total

regulatory assets

$

2,566 $

1,584
Regulatory liabilities
Deferred income tax regulatory liabilities

863

933
Accumulated reserve - cost of remova
l

819

865
Deferrals related to derivative instruments

241

15
Storm reserve

58

62
Cost recovery clauses

35

31
Self-insurance fund (note 32)

28

28
Regulated fuel adjustment mechanism

-

21
Other

11 6
$

2,055 $

1,961
Current $

290 $

129
Long-term

1,765

1,832
Total

regulatory liabilities
$

2,055 $

1,961

Regulatory Liabilities
As at December 31 December 31
millions of Canadian dollars

2021 2020
Regulatory assets
Deferred income tax regulatory assets $

1,045 $

887
Tampa

Electric capital cost recovery for early retired assets

657 -
Pension and post-retirement medical plan

291

394
Regulated fuel adjustment mechanism

145 -
NMGC winter event gas cost recovery

117 -
Cost recovery clauses

114

49
Storm restoration regulatory asset

35

41
Environmental remediations

27

28
Stranded cost recovery

26

26
Deferrals related to derivative instruments

23

65
Demand side management ("DSM") deferral

10

15
Unamortized defeasance costs

10

13
Other

66

66
$

2,566 $

1,584
Current $

253 $

165
Long-term

2,313

1,419
Total

regulatory assets

$

2,566 $

1,584
Regulatory liabilities
Deferred income tax regulatory liabilities

863

933
Accumulated reserve - cost of remova
l

819

865
Deferrals related to derivative instruments

241

15
Storm reserve

58

62
Cost recovery clauses

35

31
Self-insurance fund (note 32)

28

28
Regulated fuel adjustment mechanism

-

21
Other

11 6
$

2,055 $

1,961
Current $

290 $

129
Long-term

1,765

1,832
Total

regulatory liabilities
$

2,055 $

1,961